Employee Benefit Plans (Schedule of Changes in Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 7,110	$ 6,702
Balacne at end of year	6,136	7,110
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	255	283
Unrealized gain (loss)	346	(28)
Balacne at end of year	$ 601	$ 255